11. Commitments - Minimum Royalty Obligations (Details) (USD $)	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
2014
2015	2,800,000
2016	3,300,000
2017	3,600,000
Total	$ 9,700,000